Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.845120%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.37363%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,450,354.54

Principal:
Principal Collections	$23,430,871.43
Prepayments in Full	$11,084,817.88
Liquidation Proceeds	$66,375.25
Recoveries	$22,967.61
Sub Total	$34,605,032.17
Collections	$37,055,386.71

Purchase Amounts:
Purchase Amounts Related to Principal	$283,676.39
Purchase Amounts Related to Interest	$1,487.60
Sub Total	$285,163.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,340,550.70

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,340,550.70
Servicing Fee	$969,552.70	$969,552.70	$0.00	$0.00	$36,370,998.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,370,998.00
Interest - Class A-2a Notes	$550,396.93	$550,396.93	$0.00	$0.00	$35,820,601.07
Interest - Class A-2b Notes	$23,707.64	$23,707.64	$0.00	$0.00	$35,796,893.43
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$35,122,961.01
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$34,912,285.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,912,285.43
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$34,842,208.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,842,208.43
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$34,792,858.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,792,858.43
Regular Principal Payment	$50,934,768.25	$34,792,858.43	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$37,340,550.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,792,858.43
Total					$34,792,858.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$28,760,530.58	$80.43	$550,396.93	$1.54	$29,310,927.51	$81.97
Class A-2b Notes	$6,032,327.85	$80.43	$23,707.64	$0.32	$6,056,035.49	$80.75
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$34,792,858.43	$26.44	$1,578,139.57	$1.20	$36,370,998.00	$27.64

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$351,317,187.45	0.9824856	$322,556,656.87	0.9020545
Class A-2b Notes	$73,686,417.19	0.9824856	$67,654,089.34	0.9020545
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,054,263,604.64	0.8011791	$1,019,470,746.21	0.7747386

Pool Information
Weighted Average APR	2.863%	2.852%
Weighted Average Remaining Term	52.43	51.66
Number of Receivables Outstanding	45,035	44,112
Pool Balance	$1,163,463,244.17	$1,128,515,890.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,075,041,394.43	$1,043,284,777.82
Pool Factor	0.8165805	0.7920525

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$85,231,112.78
Targeted Overcollateralization Amount	$125,187,054.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,045,144.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$81,612.62
(Recoveries)		7	$22,967.61
Net Loss for Current Collection Period			$58,645.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0605%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4404%
Second Prior Collection Period			0.2448%
Prior Collection Period			0.0777%
Current Collection Period			0.0614%
Four Month Average (Current and Prior Three Collection Periods)			0.2061%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		641	$1,134,367.33
(Cumulative Recoveries)			$37,479.26
Cumulative Net Loss for All Collection Periods			$1,096,888.07
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0770%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,769.68
Average Net Loss for Receivables that have experienced a Realized Loss			$1,711.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.36%	155	$4,015,107.71
61-90 Days Delinquent	0.08%	33	$882,069.89
91-120 Days Delinquent	0.03%	11	$307,640.30
Over 120 Days Delinquent	0.01%	8	$158,345.08
Total Delinquent Receivables	0.48%	207	$5,363,162.98

Repossession Inventory:
Repossessed in the Current Collection Period		12	$310,208.23
Total Repossessed Inventory		50	$1,590,994.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0739%
Prior Collection Period			0.1066%
Current Collection Period			0.1179%
Three Month Average			0.0995%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1195%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer